PNC Funds

Institutional Shares

Capital Opportunities Fund
International Equity Fund
Diversified Real Estate Fund
Limited Maturity Bond Fund
Total Return Bond Fund
Maryland Tax-Exempt Bond Fund
Tax-Exempt Limited Maturity Bond Fund
National Tax-Exempt Bond Fund

Supplement dated December 31, 2008

to the

Prospectus dated September 30, 2008

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.  THE PROPSPECTUS IS BEING SUPPLEMENTED TO REFLECT THE TERMINATION OF THE AGREEMENT WITH THE SUB-ADVISER FOR THE LIMITED MATURITY BOND FUND AND THE TOTAL RETURN BOND FUND.

Effective January 1, 2009, the section entitled “Organization and Management of the Funds” on pages 48 through 50 is replaced with the following:

Organization and Management of the Funds

About PNC Funds

>	Each fund is a member of PNC Funds, Inc., 11 distinct investment portfolios. The Board of Directors of PNC Funds has overall responsibility for the management of the funds.

The Investment Adviser

>
Each fund has an advisory agreement with PNC Capital Advisors, Inc. (“PCA”), the investment adviser to the funds. As investment adviser, PCA is responsible for supervising and managing each fund’s operations, including overseeing the activities of a fund’s sub-adviser, subject to the supervision of the funds’ Board of Directors.

>
PCA is a wholly-owned subsidiary of The PNC Financial Services Group, Inc., a financial holding company. The firm and its predecessors have been providing asset management and other financial services since 1864.

>	PCA’s principal office is located at Two Hopkins Plaza, Baltimore, Maryland, 21201.

>	As of June 30, 2008, PCA managed $9.8 billion in assets.

Each fund pays a management fee to PCA. For the fiscal year ended May 31, 2008, PCA was paid the following management fees, after waivers and reimbursements, as a percentage of average daily net assets:

Management Fee Paid (%)
Diversified Real Estate Fund	0.78%
Capital Opportunities Fund	1.02%
International Equity Fund	1.05%
Limited Maturity Bond Fund	0.23%
Total Return Bond Fund	0.25%
Maryland Tax-Exempt Bond Fund	0.07%
National Tax-Exempt Bond Fund	0.19%
Tax-Exempt Limited Maturity Bond Fund	0.13%

The Sub-advisers

PCA has delegated the day-to-day management of some of the funds to sub- advisers. PCA pays sub-advisory fees from its own assets; the fees are not an additional expense of the respective funds.

>	Capital Opportunities Fund

>	Delaware Management Company (“Delaware”) serves as sub-adviser for the fund.

>	One Commerce Square, Philadelphia, Pennsylvania 19103

>	As of June 30, 2008, Delaware managed $137.8 billion in assets.

>	International Equity Fund

>
The fund is managed by two sub-advisers, Morgan Stanley Investment Management Limited (“Morgan Stanley”), a subsidiary of Morgan Stanley & Co., and Artio Global Management LLC (“Artio”), a subsidiary of Artio Global Investors, Inc.

>	Morgan Stanley is located at 25 Cabot Square, Canary Wharf, London E14 4QA England

>	Artio is located at 330 Madison Avenue, New York, New York 10017.

>	As of June 30, 2008, Morgan Stanley managed $571 million in assets and Artio managed $72 billion in assets.

The advisory agreement with PCA was last approved by the Board of Directors on May 18, 2007 and by shareholders on July 19, 2007. The funds’ annual report for the fiscal year ended May 31, 2007 provides a discussion regarding the basis for the Board of Directors’ approval of the advisory agreement with PCA. The sub-advisory agreements with Delaware, Morgan Stanley and Artio were last approved by the Board of Directors on August 14, 2008, May 12, 2008 and May 13, 2008, respectively. The funds’ semi-annual report for the period ended November 30, 2007 provides a discussion regarding the basis for the board of director approval of the sub-advisory agreement with Delaware. Comparable disclosure regarding the approval of the sub-advisory agreements with Morgan Stanley and Artio can be found in the funds’ annual report for the fiscal year ended May 31, 2008.

The Portfolio Managers

The following persons are primarily responsible for the day-to-day management of each fund. The SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of the fund’s shares.

>	Capital Opportunities Fund – Sub-Advised by Delaware Management Company (“Delaware”)

The fund’s growth portfolio is managed by a team of investment professionals who collaborate to develop and implement the investment strategy for the respective portfolio. Each portfolio manager has designated research and sector coverage responsibilities and has joint authority over the fund’s growth portfolio, including, but not limited to, purchases and sales of individual securities. Marshall Bassett has primary responsibility for making day-to-day investment decisions for the fund. When making investment decisions for the fund, Mr. Bassett regularly consults with Lori Wachs, Steve Lampe, Matthew Todorow, Steve Catricks, Chris Holland, Rudy Torrijos and Barry Gladstein.

>
Mr. Bassett is the Chief Investment Officer of the Growth Equities team and a Senior Vice President. He has been with Delaware since 1997. Prior to 1997, he was a Vice President in the Emerging Growth Group at Morgan Stanley Asset Management. He has been lead manager of the fund’s growth portfolio since 2005.

>	Ms. Wachs, CFA, is a Vice President and has been with Delaware since 1992. She has co-managed the fund’s growth portfolio since 2000.

>	Mr. Lampe, CPA, is a Vice President and has been with Delaware since 1995. He has co-managed the fund’s growth portfolio since 2000.

>
Mr. Torrijos is a Vice President and has been with Delaware since 2005. From 2003 to 2005, he was a technology analyst at Fiduciary Trust Co., International. From 1997-2002, he worked at Neuberger Berman Growth Group as an analyst, and later as a fund manager. He has co-managed the fund’s growth portfolio since 2005.

>
Mr. Gladstein is a Vice President and has been with Delaware since 1995. Prior to 1995, he was a director of operational planning at Cigna Corporation. He has co-managed the fund’s growth portfolio since 1997.

The fund’s value portfolio is managed by Christopher S. Beck, CFA. Mr. Beck has primary responsibility for making day-to-day investment decisions for the fund.

>	Mr. Beck is a Vice President and a Senior Portfolio Manager and has been with Delaware since 1997. He has managed the fund’s value portfolio since 2002.

>	International Equity Fund – Sub-Advised by Morgan Stanley Investment Management Limited (“Morgan Stanley”) and Artio Global Management LLC (“Artio”)

The portion of the fund’s portfolio that is managed by Morgan Stanley is managed by a team of investment professionals who collaborate to develop and implement the portfolio’s investment strategy. Each team member has designated research and global sector coverage responsibilities and has joint authority over the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction and portfolio risk assessment. Co-heads William Lock and Peter Wright, along with Walter Riddell, Christian Derold and John Goodacre comprise the portfolio management team of the fund and are based in London.

>	Mr. Lock is a Managing Director and has been with Morgan Stanley since 1994, where he began his investment career. He has managed the fund since 2001.

>	Mr. Wright, CFA, is a Managing Director and has been with Morgan Stanley since 1996. He began his investment career in 1988. He has managed the fund since 2001.

>	Mr. Riddell is a Managing Director and has been with Morgan Stanley since 1995, where he began his investment career. He has managed the fund since 2001.

>
Christian Derold is an Executive Director and joined Morgan Stanley in 2006. He began his investment career in 1992. Prior to 2006, he owned an equity research firm, DCFN Research (2004 to the present) and was a Partner at Millgate Capital, Inc. (1997-2002). He has managed the fund since 2006.

>	Mr. Goodacre is an Executive Director and has been with Morgan Stanley since 2003. He began his investment career in 2001. He has managed the fund since 2003.

The portion of the fund’s portfolio that is managed by Artio is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy. Each portfolio manager on the team has joint authority of the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Rudolph-Riad Younes, CFA and Richard Pell are co-portfolio managers of the fund.

>	Mr. Younes is a Managing Director and Head of International Equities. He has been with Artio since 1993 and began his investment career in 1991. He has managed the fund since 2001.

>	Mr. Pell is the Chief Investment Officer. He has been with Julius Baer since 1995 and began his investment career in 1988. He has managed the fund since 2001.

>	Diversified Real Estate Fund

David E. Ferguson, CFA, is the portfolio manager.

>	He is a Senior Vice President and Managing Director of PCA. He has been with PCA and its predecessor since 1998.

>	He has managed the fund since 1998.

>	Limited Maturity Bond Fund

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy, and make joint decisions regarding the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Joshua Kakel, Sean T. Rhoderick, Donna D. Ennis and Adam Hynes comprise the portfolio management team for the fund. Joshua Kakel is the lead portfolio manager for the fund and is responsible for the day-to-day investment decisions for the fund.  In determining sector weightings and security selection, he consults with Adam Hynes on Treasury and Agency markets,  Sean Rhoderick on Corporate Credit, and Donna Ennis on Structured Credit. The team has managed the Limited Maturity Bond Fund since January 2009 when the agreement with the fund’s sub-adviser terminated.

>	Mr. Kakel is a Vice President and is Head of Fixed Income Trading and has been with PCA and its predecessor since 1999.

>
Mr. Rhoderick is a Vice President and has been with PCA since 2004. From 1998 to 2004 he was a corporate bond analyst with Freddie Mac.  Prior to that, he worked for Ernst & Young, and LACE Financial Corp.

>
Ms. Ennis, is a Vice President and has been with PCA since 2007. Prior to joining PCA, she was a Principal and Portfolio Manager with Sequity Capital.  Prior to that, she was a Structured Finance Risk Manager with Mutual of Omaha, and a Credit Analyst with T. Rowe Price.

>	Mr. Hynes, is an Associate and has been with PCA since 2004. Prior to joining PCA, he worked for Wells Fargo.

>	Total Return Bond Fund

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy, and make joint decisions regarding the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Brendan J. Burke, Sean T. Rhoderick and Donna D. Ennis comprise the portfolio management team for the fund. Brendan Burke is the lead portfolio manager for the fund and is responsible for the day-to-day investment decisions for the fund.  In determining sector weightings and security selection, he consults with Sean Rhoderick on Corporate Credit and Donna Ennis on Structured Credit.  The team has managed the Total Return Bond Fund since January 2009 when the agreement with the fund’s sub-adviser terminated.

>	Mr. Burke is a Vice President and has been with PCA since 2002. From 1998 to 2002 he was a corporate bond analyst with ASB Capital Management. Prior to that he worked for JP Morgan and Company.

>
Mr. Rhoderick is a Vice President and has been with PCA since 2004. From 1998 to 2004 he was a corporate bond analyst with Freddie Mac.  Prior to that, he worked for Ernst & Young, and LACE Financial Corp.

>
Ms. Ennis, is a Vice President and has been with PCA since 2007. Prior to joining PCA, she was a Principal and Portfolio Manager with Sequity Capital.  Prior to that, she was a Structured Finance Risk Manager with Mutual of Omaha, and a Credit Analyst with T. Rowe Price.

>	National Tax-Exempt Bond Fund

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy, and make joint decisions regarding the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Stephen Winterstein is the lead portfolio manager and Rebecca Rogers is the co-portfolio manager to the fund.

>
Mr. Winterstein is a Senior Vice President and Managing Director of PCA. He joined PCA in June 2007. Since 1993 he has been a Managing Director and Senior Vice President of PNC Wealth Management, an affiliate of PCA.

>	Ms. Rogers is a Vice President of PCA. She joined PCA in June 2007. Since 2000 she has been a Vice President of PNC Wealth Management, an affiliate of PCA.

>	Maryland Tax-Exempt Bond Fund and Tax-Exempt Limited Maturity Bond Fund

The funds are managed by a team of investment professionals who collaborate to develop and implement each fund’s investment strategy, and make joint decisions regarding each fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Stephen Winterstein is the lead portfolio manager and Adam Mackey is the co-portfolio manager for the funds.

>
Mr. Winterstein is a Senior Vice President and Managing Director of PCA. He joined PCA in June 2007. Since 1993 he has been a Managing Director and Senior Vice President of PNC Wealth Management, an affiliate of PCA.

>	Mr. Mackey is a Vice President of PCA. He joined PCA in June 2007. Since 2001 he has been a Vice President of PNC Wealth Management, an affiliate of PCA.

Administrative Services

Under an Administration Agreement, the PNC Funds also pays PCA an annual fee accrued daily and paid monthly, at the annual rate of 0.125% based on the aggregate average daily net assets of each fund.

PNC

EQUITY AND FIXED INCOME FUNDS

A and C Shares

Capital Opportunities Fund
International Equity Fund
Diversified Real Estate Fund
Limited Maturity Bond Fund
Total Return Bond Fund
Maryland Tax-Exempt Bond Fund
Tax-Exempt Limited Maturity Bond Fund
National Tax-Exempt Bond Fund
Money Market Fund
Government Money Market Fund
Tax-Exempt Money Market Fund

Supplement dated December 31, 2008

to the

Prospectus dated September 30, 2008

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.  THE PROPSPECTUS IS BEING SUPPLEMENTED TO REFLECT THE TERMINATION OF THE AGREEMENT WITH THE SUB-ADVISER FOR THE LIMITED MATURITY BOND FUND AND THE TOTAL RETURN BOND FUND.

Effective January 1, 2009, the section entitled “Organization and Management of the Funds” on pages 52 through 54 is replaced with the following:

Organization and Management of the Funds

About PNC Funds

>	Each fund is a member of PNC Funds, Inc., 11 distinct investment portfolios. The Board of Directors of PNC Funds has overall responsibility for the management of the funds.

The Investment Adviser

>
Each fund has an advisory agreement with PNC Capital Advisors, Inc. (“PCA”), the investment adviser to the funds. As investment adviser, PCA is responsible for supervising and managing each fund’s operations, including overseeing the activities of a fund’s sub-adviser, subject to the supervision of the funds’ Board of Directors.

>
PCA is a wholly-owned subsidiary of The PNC Financial Services Group, Inc., a financial holding company. The firm and its predecessors have been providing asset management and other financial services since 1864.

>	PCA’s principal office is located at Two Hopkins Plaza, Baltimore, Maryland, 21201.

>	As of June 30, 2008, PCA managed $9.8 billion in assets.

Each fund pays a management fee to PCA. For the fiscal year ended May 31, 2008, PCA was paid the following management fees, after waivers and reimbursements, as a percentage of average daily net assets:

Management Fee Paid (%)
Diversified Real Estate Fund	0.78%
Capital Opportunities Fund	1.02%
International Equity Fund	1.05%
Limited Maturity Bond Fund	0.23%
Total Return Bond Fund	0.25%
Maryland Tax-Exempt Bond Fund	0.07%
National Tax-Exempt Bond Fund	0.19%
Tax-Exempt Limited Maturity Bond Fund	0.13%

The Sub-advisers

PCA has delegated the day-to-day management of some of the funds to sub- advisers. PCA pays sub-advisory fees from its own assets; the fees are not an additional expense of the respective funds.

>	Capital Opportunities Fund

>	Delaware Management Company (“Delaware”) serves as sub-adviser for the fund.

>	One Commerce Square, Philadelphia, Pennsylvania 19103

>	As of June 30, 2008, Delaware managed $137.8 billion in assets.

>	International Equity Fund

>
The fund is managed by two sub-advisers, Morgan Stanley Investment Management Limited (“Morgan Stanley”), a subsidiary of Morgan Stanley & Co., and Artio Global Management LLC (“Artio”), a subsidiary of Artio Global Investors, Inc.

>	Morgan Stanley is located at 25 Cabot Square, Canary Wharf, London E14 4QA England

>	Artio is located at 330 Madison Avenue, New York, New York 10017.

>	As of June 30, 2008, Morgan Stanley managed $571 million in assets and Artio managed $72 billion in assets.

The advisory agreement with PCA was last approved by the Board of Directors on May 18, 2007 and by shareholders on July 19, 2007. The funds’ annual report for the fiscal year ended May 31, 2007 provides a discussion regarding the basis for the Board of Directors’ approval of the advisory agreement with PCA. The sub-advisory agreements with Delaware, Morgan Stanley and Artio were last approved by the Board of Directors on August 14, 2008, May 12, 2008 and May 13, 2008, respectively. The funds’ semi-annual report for the period ended November 30, 2007 provides a discussion regarding the basis for the board of director approval of the sub-advisory agreement with Delaware. Comparable disclosure regarding the approval of the sub-advisory agreements with Morgan Stanley and Artio can be found in the funds’ annual report for the fiscal year ended May 31, 2008.

The Portfolio Managers

The following persons are primarily responsible for the day-to-day management of each fund. The SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of the fund’s shares.

>	Capital Opportunities Fund – Sub-Advised by Delaware Management Company (“Delaware”)

The fund’s growth portfolio is managed by a team of investment professionals who collaborate to develop and implement the investment strategy for the respective portfolio. Each portfolio manager has designated research and sector coverage responsibilities and has joint authority over the fund’s growth portfolio, including, but not limited to, purchases and sales of individual securities. Marshall Bassett has primary responsibility for making day-to-day investment decisions for the fund. When making investment decisions for the fund, Mr. Bassett regularly consults with Lori Wachs, Steve Lampe, Matthew Todorow, Steve Catricks, Chris Holland, Rudy Torrijos and Barry Gladstein.

>
Mr. Bassett is the Chief Investment Officer of the Growth Equities team and a Senior Vice President. He has been with Delaware since 1997. Prior to 1997, he was a Vice President in the Emerging Growth Group at Morgan Stanley Asset Management. He has been lead manager of the fund’s growth portfolio since 2005.

>	Ms. Wachs, CFA, is a Vice President and has been with Delaware since 1992. She has co-managed the fund’s growth portfolio since 2000.

>	Mr. Lampe, CPA, is a Vice President and has been with Delaware since 1995. He has co-managed the fund’s growth portfolio since 2000.

>
Mr. Torrijos is a Vice President and has been with Delaware since 2005. From 2003 to 2005, he was a technology analyst at Fiduciary Trust Co., International. From 1997-2002, he worked at Neuberger Berman Growth Group as an analyst, and later as a fund manager. He has co-managed the fund’s growth portfolio since 2005.

>
Mr. Gladstein is a Vice President and has been with Delaware since 1995. Prior to 1995, he was a director of operational planning at Cigna Corporation. He has co-managed the fund’s growth portfolio since 1997.

The fund’s value portfolio is managed by Christopher S. Beck, CFA. Mr. Beck has primary responsibility for making day-to-day investment decisions for the fund.

>	Mr. Beck is a Vice President and a Senior Portfolio Manager and has been with Delaware since 1997. He has managed the fund’s value portfolio since 2002.

>	International Equity Fund – Sub-Advised by Morgan Stanley Investment Management Limited (“Morgan Stanley”) and Artio Global Management LLC (“Artio”)

The portion of the fund’s portfolio that is managed by Morgan Stanley is managed by a team of investment professionals who collaborate to develop and implement the portfolio’s investment strategy. Each team member has designated research and global sector coverage responsibilities and has joint authority over the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction and portfolio risk assessment. Co-heads William Lock and Peter Wright, along with Walter Riddell, Christian Derold and John Goodacre comprise the portfolio management team of the fund and are based in London.

>	Mr. Lock is a Managing Director and has been with Morgan Stanley since 1994, where he began his investment career. He has managed the fund since 2001.

>	Mr. Wright, CFA, is a Managing Director and has been with Morgan Stanley since 1996. He began his investment career in 1988. He has managed the fund since 2001.

>	Mr. Riddell is a Managing Director and has been with Morgan Stanley since 1995, where he began his investment career. He has managed the fund since 2001.

>
Christian Derold is an Executive Director and joined Morgan Stanley in 2006. He began his investment career in 1992. Prior to 2006, he owned an equity research firm, DCFN Research (2004 to the present) and was a Partner at Millgate Capital, Inc. (1997-2002). He has managed the fund since 2006.

>	Mr. Goodacre is an Executive Director and has been with Morgan Stanley since 2003. He began his investment career in 2001. He has managed the fund since 2003.

The portion of the fund’s portfolio that is managed by Artio is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy. Each portfolio manager on the team has joint authority of the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Rudolph-Riad Younes, CFA and Richard Pell are co-portfolio managers of the fund.

>	Mr. Younes is a Managing Director and Head of International Equities. He has been with Artio since 1993 and began his investment career in 1991. He has managed the fund since 2001.

>	Mr. Pell is the Chief Investment Officer. He has been with Julius Baer since 1995 and began his investment career in 1988. He has managed the fund since 2001.

>	Diversified Real Estate Fund

David E. Ferguson, CFA, is the portfolio manager.

>	He is a Senior Vice President and Managing Director of PCA. He has been with PCA and its predecessor since 1998.

>	He has managed the fund since 1998.

>	Limited Maturity Bond Fund

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy, and make joint decisions regarding the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Joshua Kakel, Sean T. Rhoderick, Donna D. Ennis and Adam Hynes comprise the portfolio management team for the fund. Joshua Kakel is the lead portfolio manager for the fund and is responsible for the day-to-day investment decisions for the fund.  In determining sector weightings and security selection, he consults with Adam Hynes on Treasury and Agency markets,  Sean Rhoderick on Corporate Credit, and Donna Ennis on Structured Credit. The team has managed the Limited Maturity Bond Fund since January 2009 when the agreement with the fund’s sub-adviser terminated.

>	Mr. Kakel is a Vice President and is Head of Fixed Income Trading and has been with PCA and its predecessor since 1999.

>
Mr. Rhoderick is a Vice President and has been with PCA since 2004. From 1998 to 2004 he was a corporate bond analyst with Freddie Mac.  Prior to that, he worked for Ernst & Young, and LACE Financial Corp.

>
Ms. Ennis, is a Vice President and has been with PCA since 2007. Prior to joining PCA, she was a Principal and Portfolio Manager with Sequity Capital.  Prior to that, she was a Structured Finance Risk Manager with Mutual of Omaha, and a Credit Analyst with T. Rowe Price.

>	Mr. Hynes, is an Associate and has been with PCA since 2004. Prior to joining PCA, he worked for Wells Fargo.

>	Total Return Bond Fund

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy, and make joint decisions regarding the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Brendan J. Burke, Sean T. Rhoderick and Donna D. Ennis comprise the portfolio management team for the fund. Brendan Burke is the lead portfolio manager for the fund and is responsible for the day-to-day investment decisions for the fund.  In determining sector weightings and security selection, he consults with Sean Rhoderick on Corporate Credit and Donna Ennis on Structured Credit.  The team has managed the Total Return Bond Fund since January 2009 when the agreement with the fund’s sub-adviser terminated.

>	Mr. Burke is a Vice President and has been with PCA since 2002. From 1998 to 2002 he was a corporate bond analyst with ASB Capital Management. Prior to that he worked for JP Morgan and Company.

>
Mr. Rhoderick is a Vice President and has been with PCA since 2004. From 1998 to 2004 he was a corporate bond analyst with Freddie Mac.  Prior to that, he worked for Ernst & Young, and LACE Financial Corp.

>
Ms. Ennis, is a Vice President and has been with PCA since 2007. Prior to joining PCA, she was a Principal and Portfolio Manager with Sequity Capital.  Prior to that, she was a Structured Finance Risk Manager with Mutual of Omaha, and a Credit Analyst with T. Rowe Price.

>	National Tax-Exempt Bond Fund

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy, and make joint decisions regarding the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Stephen Winterstein is the lead portfolio manager and Rebecca Rogers is the co-portfolio manager to the fund.

>
Mr. Winterstein is a Senior Vice President and Managing Director of PCA. He joined PCA in June 2007. Since 1993 he has been a Managing Director and Senior Vice President of PNC Wealth Management, an affiliate of PCA.

>	Ms. Rogers is a Vice President of PCA. She joined PCA in June 2007. Since 2000 she has been a Vice President of PNC Wealth Management, an affiliate of PCA.

>	Maryland Tax-Exempt Bond Fund and Tax-Exempt Limited Maturity Bond Fund

The funds are managed by a team of investment professionals who collaborate to develop and implement each fund’s investment strategy, and make joint decisions regarding each fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Stephen Winterstein is the lead portfolio manager and Adam Mackey is the co-portfolio manager for the funds.

>
Mr. Winterstein is a Senior Vice President and Managing Director of PCA. He joined PCA in June 2007. Since 1993 he has been a Managing Director and Senior Vice President of PNC Wealth Management, an affiliate of PCA.

>	Mr. Mackey is a Vice President of PCA. He joined PCA in June 2007. Since 2001 he has been a Vice President of PNC Wealth Management, an affiliate of PCA.

Administrative Services

Under an Administration Agreement, the PNC Funds also pays PCA an annual fee accrued daily and paid monthly, at the annual rate of 0.125% based on the aggregate average daily net assets of each fund.

PNC Funds, Inc.

Growth & Income Fund
Equity Income Fund
Equity Growth Fund
Capital Opportunities Fund
International Equity Fund
Diversified Real Estate Fund
Limited Maturity Bond Fund
Total Return Bond Fund
Maryland Tax-Exempt Bond Fund
Tax-Exempt Limited Maturity Bond Fund
National Tax-Exempt Bond Fund
Money Market Fund
Government Money Market Fund
Tax-Exempt Money Market Fund
(collectively, the “Funds”)

Supplement dated December 31, 2008
to the Statement of Additional Information
dated September 30, 2008

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.  THE STATEMENT OF ADDITIONAL INFORMATION IS BEING SUPPLEMENTED TO REFLECT THE TERMINATION OF THE AGREEMENT WITH THE SUB-ADVISER FOR THE LIMITED MATURITY BOND FUND AND THE TOTAL RETURN BOND FUND.

The following revisions to the Statement of Additional Information are effective January 1, 2009:

A.  The section entitled “Sub-Advisers” on pages 43-44 is replaced with the following:

Sub-Advisers

The following table shows the Sub-Adviser for each relevant Fund.

Fund	Sub-Adviser	Principal Office
Capital Opportunities	Delaware Management Company (“Delaware”)	One Commerce Square, Philadelphia, Pennsylvania 19103

International Equity	Morgan Stanley Investment Management Limited (“MS Investment Management”)	25 Cabot Square, Canary Wharf, London E14 4QA England

International Equity	Artio Global Management LLC (“Artio”)	330 Madison Avenue, New York, New York 10017

On January 1, 2009, the sub-advisory agreement with Boyd Watterson Asset Management, LLC (“BWAM”), Sub-Adviser for Limited Maturity Bond Fund and Total Return Bond Fund, terminated.

PCA has agreed to pay each Sub-Adviser fees, computed daily and paid quarterly, at the annual rates described in the following table. PCA pays these sub-advisory fees from its own assets; the fees are not an additional expense of the respective Funds. PCA and each Sub-Adviser have agreed to pay all expenses that they incur in connection with their respective activities.

Fund	Sub-Adviser	Sub-Advisory Fee
Limited Maturity	BWAM	0.20% of Fund’s average net assets up to $140,403,000; 0.30% on Fund’s average net assets greater than $140,403,000 and up to $1 billion; 0.17% of Fund’s average net assets greater than $1 billion

Total Return Bond	BWAM	0.20% of Fund’s average net assets up to $144,344,000; 0.30% on Fund’s average net assets greater than $144,344,000 and up to $1 billion; 0.17% of Fund’s average net assets greater than $1 billion

Capital Opportunities	Delaware
0.70% of Fund’s total assets up to $100 million; 0.60% of Fund’s total assets greater than $100 million and up to $250 million; 0.50% of Fund’s total assets greater than $250 million and up to $500 million; 0.45% of Fund’s total assets greater than $500 million

International Equity	MS Investment Management
0.80% of the first $25 million of the average daily net assets of the Fund managed by MS Investment Management; 0.60% of the next $25 million of such assets; 0.50% of the next $25 million of such; 0.40% of such assets in excess of $75 million

International Equity	Artio
0.80% of the first $20 million of the Fund’s average daily net assets managed by Artio; 0.60% of the next $20 million of such assets; 0.50% of the next $60 million of such assets; 0.40% of such assets in excess of $100 million

The following table shows the amounts that PCA has paid the Sub-Advisers for the fiscal years ended May 31, 2008, May 31, 2007 and May 31, 2006.

		2008		2007		2006
Fund	Sub-Adviser	Paid	Waived	Paid	Waived	Paid	Waived

Limited Maturity	BWAM	$187,065	$40,627	$73,694	$23,190	$88,715	$23,707
Total Return Bond	BWAM	$255,000	$40,510	$91,378	$21,587	$83,851	$21,325
Capital Opportunities	Delaware	$1,121,294	None	$1,472,946	None	$1,464,478	None
International Equity	MS Investment Management	$2,044,353	None	$2,243,048	None	$1,866,465	None
International Equity	Artio	$1,115,773	None	$1,148,841	None	$944,822	None

B.  The following paragraph on page 45 is deleted in its entirety:

BWAM provides sub-advisory services to the Limited Maturity Bond Fund and Total Return Bond Fund pursuant to a Sub-Advisory Agreement with PCA dated October 12, 2007.

C.  The fifth paragraph on page 45 is replaced with the following:

The Advisory Agreement and each Sub-Advisory Agreement will continue from year to year after its anticipated termination date if such continuance is approved at least annually by the Board or by the affirmative vote of a majority of the outstanding shares of the affected Fund or Funds, provided that in either event such Agreement's continuance also is approved by a majority of the Directors who are not parties to such Agreement, or "interested persons" (as defined in the 1940 Act) of any such party, by votes cast in person at a meeting called for the purpose of voting on such approval. Unless sooner terminated, the Advisory Agreement with PCA will continue in effect through July 19, 2009 and each Sub-Advisory Agreement with respect to the International Equity Fund will continue in effect until July 31, 2009. The Sub-Advisory Agreement with respect to the Capital Opportunities Fund will continue in effect through October 10, 2009. The Advisory Agreement and each Sub-Advisory Agreement may be terminated by the Company or PCA (or a Sub-Adviser in the case of a Sub-Advisory Agreement) on 60 days' written notice, and will terminate immediately in the event of its assignment. Upon termination of the Advisory Agreement, the Company would be required, at the request of PCA, to change its name to a name not including "PNC."

D.  Page 49 is replaced in its entirety with the following:

Limited Maturity Bond Fund	Number of Accounts*	Number of Accounts Subject to a Performance Fee
Mr. Joshua Kakel
Other Investment Companies	None	None
Other Pooled Investment Vehicles	None	None
Other Accounts	25 ($1086 million)	None
Mr. Sean Rhoderick
Other Investment Companies	None	None
Other Pooled Investment Vehicles	None	None
Other Accounts	37 ($452 million)	None
Ms. Donna Ennis
Other Investment Companies	None	None
Other Pooled Investment Vehicles	None	None
Other Accounts	None	None
Mr. Adam Hynes
Other Investment Companies	None	None
Other Pooled Investment Vehicles	2 ($432 million)	None
Other Accounts	18 ($177 million)	None

Total Return Bond Fund	Number of Accounts*	Number of Accounts Subject to a Performance Fee
Mr. Brendan Burke
Other Investment Companies	None	None
Other Pooled Investment Vehicles	None	None
Other Accounts	43 ($386 million)	None
Mr. Sean Rhoderick
Other Investment Companies	None	None
Other Pooled Investment Vehicles	None	None
Other Accounts	37 ($452 million)	None
Ms. Donna Ennis
Other Investment Companies	None	None
Other Pooled Investment Vehicles	None	None
Other Accounts	None	None

*As of November 28, 2008

E.  The following paragraphs on page 50 are deleted in their entirety:

Limited Maturity Bond Fund and Total Return Bond Fund. BWAM seeks, but is not obligated, to bunch orders for the purchase or sale of the same security for client accounts where BWAM deems this to be appropriate, in the best interests of the client accounts, and consistent with applicable regulatory requirements. When a bunched order is filled in its entirety, each participating client account will participate at the average share prices for the bunched order on the same business day, and the transaction costs shall be shared pro rata based on each client’s participation in the bunched order. When the aggregate order size is greater than volume permits, which results in a partial execution for any given day, the trade-order management system allocates those securities in proportion to each account’s order.

When effecting bunched orders, BWAM attempts to include transactions of clients who have directed the use of a particular broker-dealer in the bunched order. In such transactions the executing broker-dealer may agree to transfer that portion of a bunched order relating to a client who has directed the use of a particular broker-dealer to the broker-dealer specified by the client. If the executing broker-dealer does not agree to make this transfer, the order for the same security on behalf of a client who has directed the use of a particular broker-dealer will be effected through the specified broker-dealer, and the cost of the transaction may be greater.

F.  The paragraphs on page 50 under the section entitled “Compensation” are replaced in their entirety with the following:

           Growth & Income Fund, Equity Income Fund, Equity Growth Fund, Diversified Real Estate Fund, Maryland Tax-Exempt Bond Fund, National Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund, Limited Maturity Bond Fund and Total Return Bond Fund. PCA compensates its portfolio managers with a combination of a base salary in cash and discretionary compensation, which may be comprised of a cash bonus and stock compensation program. Portfolio managers are compensated based on the overall performance of all Funds and other accounts that they manage rather than on the basis of the individual performance of particular Funds or other accounts. A portfolio manager’s base salary is fixed and is dependent on the manager’s level of experience and expertise. The cash bonus is based on a number of factors and is discretionary. This discretionary bonus is heavily influenced by  the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one- and three-year periods measured against a Fund’s primary peer group. The discretionary bonus is based on several factors, which primarily include the overall earnings of the firm and management’s subjective assessment of the portfolio manager, including but not limited to his or her contribution to the investment process, as well as the overall performance as documented in an annual performance review; client feedback; contribution to the business objectives of the firm; leadership, teamwork and management skills.

In addition to the compensation described above, portfolio managers may receive compensation in the form of stock of The PNC Financial Services Group, Inc. under its stock plan which is a program that awards a portion of discretionary year-end compensation in restricted stock or stock option awards of The PNC Financial Services Group, Inc. that are subject to vesting and other conditions. Eligibility for participation in this incentive program depends on the portfolio manager’s performance and seniority.

G.  The following paragraphs on pages 53-54 are deleted in their entirety:

Limited Maturity Bond Fund and Total Return Bond Fund. BWAM compensates its portfolio managers with a combination of a base salary in cash and discretionary compensation, which may be comprised of a cash bonus and deferred stock compensation program. Portfolio managers are compensated based on the overall performance of all Funds and other accounts that they manage rather than on the basis of the individual performance of particular Funds or other accounts. A portfolio manager’s base salary is fixed and is dependent on the manager’s level of experience and expertise. The cash bonus is discretionary and can vary by portfolio management team and circumstances. The bonus is based on several factors, which primarily include the overall earnings of the firm and management’s subjective assessment of the portfolio manager, including but not limited to his or her contribution to the investment process, as well as the overall performance as documented in an annual performance review; client feedback; contribution to the business objectives of the firm; leadership, team work and management skills.

In addition to the compensation described above, portfolio managers may receive deferred compensation in the form of stock of The PNC Financial Services Group, Inc. under its stock plan which is a program that awards a portion of discretionary year-end compensation in restricted stock or stock option awards of The PNC Financial Services Group, Inc. that are subject to vesting and other conditions. Eligibility for participation in this incentive program depends on the portfolio manager’s performance and seniority.

H.  Page 55 is replaced in its entirety with the following:

Portfolio Manager	Fund	Dollar Range of Shares Beneficially Owned as of May 31, 2008
Mr. Kevin McCreadie	Growth & Income	None
Mr. Daniel Lysik	Growth & Income	None
Mr. Daniel Lysik	Equity Income	Over $100,000
Mr. Kevin McCreadie	Equity Growth	None
Mr. Kevin Laake	Equity Growth	None

Mr. David Ferguson	Diversified Real Estate	$10,001-$50,000
Mr. Marshall Bassett	Capital Opportunities	None
Ms. Lori Wachs	Capital Opportunities	None
Mr. Steve Lampe	Capital Opportunities	None
Mr. Rudy Torrijos	Capital Opportunities	None
Mr. Barry Gladstein	Capital Opportunities	None
Mr. Christopher S. Beck	Capital Opportunities	None
Mr. William Lock	International Equity	None
Mr. Peter Wright	International Equity	None
Mr. Walter Riddell	International Equity	None
Mr. Christian Derold	International Equity	None
Mr. John Goodacre	International Equity	None
Mr. Rudolph-Raid Younes	International Equity	None
Mr. Richard Pell	International Equity	None
Mr. Stephen Winterstein	Maryland Tax-Exempt Bond	None
Mr. Adam Mackey	Maryland Tax-Exempt Bond	None
Mr. Stephen Winterstein	National Tax-Exempt Bond	None
Ms. Rebecca Rogers	National Tax-Exempt Bond	None
Mr. Stephen Winterstein	Tax-Exempt Limited Maturity Bond	None
Mr. Adam Mackey	Tax-Exempt Limited Maturity Bond	None
Mr. Joshua Kakel	Limited Maturity Bond	None
Mr. Sean Rhoderick	Limited Maturity Bond	None
Ms. Donna Ennis	Limited Maturity Bond	None
Mr. Hynes	Limited Maturity Bond	None
Mr. Brendan Burke	Total Return Bond	None
Mr. Sean Rhoderick	Total Return Bond	None
Ms. Donna Ennis	Total Return Bond	None